Current And Future Changes In Accounting Policies (Tables)	12 Months Ended
Oct. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Summary of Exposures to Significant Interest Rate Benchmarks Subject to IBOR Reform	The following table discloses the Bank’s exposures to significant interest rate benchmarks subject to IBOR reform that have yet to transition to an ARR and will be maturing after June 30, 2023 for certain US LIBOR settings and after December 31, 2021 for other IBORs subject to transition. This also includes exposures to interest rate benchmarks subject to IBOR reform that are not required to transition to an ARR.

Exposures to Interest Rate Benchmarks Subject to IBOR Reform 1,2,3

(millions of Canadian dollars)	As at October 31, 2021
	Non-derivative financial assets 4	Non-derivative financial liabilities			Derivatives	Off-balance sheet commitments 5
	Carrying amount	Carrying amount	Notional	Positive fair value	Negative fair value	Contractual amount
US LIBOR tenors ceasing 12/31/2021	$1,496	$–	$172	$1	$16	$–
US LIBOR tenors ceasing 06/30/2023	102,219	519	3,242,624	1,486	2,327	89,407
GBP LIBOR	748	–	254,009	10	2	1,870
Other IBORs 6	328	–	241,485	301	176	–

	104,791	519	3,738,290	1,798	2,521	91,277
Cross-currency swaps 7
US LIBOR / other rates 8	n/a	n/a	447,821	7,148	7,488	n/a
US LIBOR / GBP LIBOR	n/a	n/a	122,832	438	408	n/a
US LIBOR / JPY LIBOR	n/a	n/a	34,335	486	525	n/a
Other IBORs 6	n/a	n/a	37,277	1,072	890	n/a

	n/a	n/a	642,265	9,144	9,311	n/a
Total	$104,791	$519	$4,380,555	$10,942	$11,832	$91,277

1
ARRs for major interest rate benchmarks include SOFR (Secured Overnight Financing Rate) for US LIBOR, SONIA (Sterling Overnight Index Average) for GBP LIBOR, and TONAR (Tokyo Overnight Average Rate) for JPY LIBOR.

2
EURIBOR (Euro Interbank Offered Rate) is excluded from the table as it underwent a methodology change in 2019 and will continue as an interest rate benchmark. As at October 31, 2021, the notional amount of derivatives indexed to EURIBOR was $1,811 billion, and the carrying amounts of non-derivative
financial assets and
non-derivative
financial liabilities indexed to EURIBOR were $618 million and $19 million, respectively.

3
Certain demand facilities indexed to US LIBOR have no specific maturity and are therefore excluded from the table. As at October 31, 2021, the carrying amounts of demand loans and demand deposits indexed to US LIBOR with no specific maturity were $2 billion and $2 billion, respectively.

4
Loans reported under
non-derivative
financial assets represent the drawn amounts and exclude allowance for loan losses. As at October 31, 2021, the carrying amount of non-derivative
financial assets indexed to US LIBOR tenors ceasing after June 30, 2023 was $102 billion, of which $60 billion relates to Loans, $37 billion relates to Debt securities at amortized cost, and $5 billion relates to Financial assets at FVOCI.

5
Many of the Bank’s corporate loan facilities permit the borrower to select the benchmark interest rate upon drawing on the facility. Based on the Bank’s historical experience, the benchmark interest rate selected by the borrower is often the same as the facility currency and therefore the Bank has assumed that the benchmark interest rate for its undrawn credit and liquidity commitments is the same as the facility currency for the purpose of this disclosure.

6
“Other IBORs” include the following interest rate benchmarks that are subject to IBOR reform: EUR LIBOR, CHF LIBOR, JPY LIBOR, EUR EONIA (Euro Overnight Index Average), NOK NIBOR (Norwegian Interbank Offered Rate), SGD SOR (Singapore Dollar Swap Offer Rate), HKD HIBOR (Hong Kong Interbank Offered Rate), ZAR JIBAR (Johannesburg Interbank Average Rate), SEK STIBOR (Stockholm Interbank Offered Rate), and MXN TIIE (Interbank Equilibrium Interest Rate).

7
US LIBOR presented in the table under cross-currency swaps refers to the tenors (overnight,
1-month,
3-months,
6-months,
and
12-months)
that will cease following June 30, 2023. As at October 31, 2021, the Bank did not have any cross-currency swaps indexed to US LIBOR tenors
(1-week
and
2-months)
that will cease following December 31, 2021.

8	“Other rates” refer to rates that are not subject to IBOR reform or have already been reformed.